                      SUPPLEMENT DATED OCTOBER 2, 2006 TO

                       PROSPECTUS DATED MAY 1, 2006 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

DWS Variable Series II-DWS Dreman Small Mid Cap Value VIP (formerly, DWS Variable Series II-DWS Dreman Small Cap Value VIP)

Effective on or about November 3, 2006, DWS Variable Series II-DWS Dreman Small Cap Value VIP will change its name to DWS Variable Series II-DWS Dreman Small Mid Cap Value VIP. All references in the prospectus to DWS Variable Series II-DWS Dreman Small Cap Value VIP are revised accordingly.